Note 10 - Non-employee Stock Option Activity (Details) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance (in shares)		1,471,000
Balance (in dollars per share)		$ 6.51
Granted (in shares)
Granted (in dollars per share)
Balance (in shares)	1,464,000	1,464,000	1,471,000
Balance (in dollars per share)	$ 6.49	$ 6.49	$ 6.51
Nonemployees [Member]
Balance (in shares)			21,000	21,000
Balance (in dollars per share)			$ 28.40	$ 28.40
Granted (in shares)
Granted (in dollars per share)
Cancelled/Expired (in shares)			(21,000)
Cancelled/Expired (in dollars per share)			$ 28.40
Balance (in shares)				21,000
Balance (in dollars per share)				$ 28.40
Cancelled (in dollars per share)			$ (28.40)